Inventory	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	December 31, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674

At December 31, 2014 and December 31, 2013, inventory in the amount of $924,452 is stored at one of the Company’s suppliers, which is located in Germany.

During the year ended December 31, 2014, the Company utilized $28,099 in Astaxanthin as part of commercial product research and development.

The Company has no reserves established as of December 31, 2014 and 2013 on this inventory.